Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
AGL Energy Ltd.	12,558	$139,440
Aurizon Holdings Ltd.	48,360	148,492
BHP Group PLC	50,466	850,562
BlueScope Steel Ltd.	10,998	73,804
CIMIC Group Ltd.	3,510	56,623
Coca-Cola Amatil Ltd.	11,934	67,819
Cochlear Ltd.	1,638	197,858
Coles Group Ltd.	26,208	266,126
Dexus	26,364	158,106
Flight Centre Travel Group Ltd.	1,872	13,469
Fortescue Metals Group Ltd.	32,682	255,907
GPT Group (The)	44,616	123,559
Harvey Norman Holdings Ltd.	21,019	38,256
Magellan Financial Group Ltd.	2,886	96,400
Medibank Pvt Ltd.	54,990	97,205
Mirvac Group	88,734	130,131
Newcrest Mining Ltd.(a)	18,486	333,311
Qantas Airways Ltd.	19,578	49,476
REA Group Ltd.	2,028	118,208
Rio Tinto Ltd.	9,906	567,543
Scentre Group	104,208	158,964
Telstra Corp. Ltd.	103,038	205,750
Vicinity Centres	24,882	24,272
Woolworths Group Ltd.	29,874	699,217

		4,870,498

Belgium — 0.6%
Ageas	5,070	182,422
Colruyt SA	2,106	125,992
Proximus SADP	1,794	38,258
UCB SA	2,964	271,210

		617,882

Brazil — 0.8%
Banco BTG Pactual SA	7,800	60,950
BB Seguridade Participacoes SA	15,600	76,512
BR Malls Participacoes SA	39,000	72,333
Centrais Eletricas Brasileiras SA	9,376	42,002
Cia. de Saneamento Basico do Estado de Sao Paulo	8,200	60,713
Hapvida Participacoes e Investimentos SA(b)	7,800	75,561
Hypera SA	7,800	41,901
IRB Brasil Resseguros S/A	15,600	29,452
JBS SA	23,400	103,053
Multiplan Empreendimentos Imobiliarios SA	7,800	30,100
Notre Dame Intermedica Participacoes SA	7,800	78,975
Petrobras Distribuidora SA	7,800	28,141
Sul America SA	8,450	69,853
TIM Participacoes SA	39,017	91,969

		861,515

Canada — 3.1%
Air Canada(c)	1,872	27,279
Atco Ltd., Class I, NVS	936	26,342
Canadian Apartment Properties REIT	2,808	96,838
CGI Inc.(c)	4,680	299,106
CI Financial Corp.	6,786	72,260
Constellation Software Inc.	546	526,180
Empire Co. Ltd., Class A, NVS	4,602	101,818
First Capital Real Estate Investment Trust	4,532	46,823
Gildan Activewear Inc.	4,290	59,982
H&R Real Estate Investment Trust	8,580	60,908

Security	Shares	Value

Canada (continued)
Hydro One Ltd.(b)	2,886	$52,444
iA Financial Corp. Inc.	3,198	104,048
Kinross Gold Corp.(c)	27,300	180,631
Kirkland Lake Gold Ltd.	4,992	206,803
Loblaw Companies Ltd.	4,290	211,573
Magna International Inc.	7,800	304,598
Metro Inc.	6,630	273,372
Open Text Corp.	5,772	218,588
RioCan REIT	5,304	60,718
SmartCentres Real Estate Investment Trust	4,056	62,258
Teck Resources Ltd., Class B	13,572	119,895
WSP Global Inc.	1,560	104,914

		3,217,378

Chile — 0.1%
Aguas Andinas SA, Class A	199,758	66,907
Cia. Cervecerias Unidas SA	3,822	27,432

		94,339

China — 8.6%
51job Inc., ADR(c)(d)	780	46,753
Angang Steel Co. Ltd., Class A	40,620	15,133
Anhui Conch Cement Co. Ltd., Class H	39,000	299,571
ANTA Sports Products Ltd.	29,000	239,008
Bosideng International Holdings Ltd.	156,000	41,449
BYD Electronic International Co. Ltd.	39,000	88,103
China Aoyuan Group Ltd.	78,000	89,184
China Conch Venture Holdings Ltd.	39,000	182,689
China Construction Bank Corp., Class H	2,184,000	1,738,102
China Everbright Bank Co. Ltd., Class H	156,000	64,629
China Hongqiao Group Ltd.	39,000	18,956
China Lesso Group Holdings Ltd.	78,000	108,239
China Longyuan Power Group Corp. Ltd., Class H	78,000	38,011
China Minsheng Banking Corp. Ltd., Class H	156,000	113,935
China Mobile Ltd.	156,000	1,226,768
China Railway Construction Corp. Ltd., Class H	117,000	125,231
China Renewable Energy Investment Ltd.(a)(c)	659	0	(e)
China Resources Gas Group Ltd.	22,000	121,340
China Resources Pharmaceutical Group Ltd.(b)	39,000	24,064
China Telecom Corp. Ltd., Class H	312,000	104,899
China Unicom Hong Kong Ltd.	156,000	98,417
CITIC Ltd.	156,000	158,527
CNOOC Ltd.	468,000	518,012
Dali Foods Group Co. Ltd.(b)	117,000	70,276
Daqin Railway Co. Ltd., Class A	93,600	95,200
Dongfeng Motor Group Co. Ltd., Class H	156,000	101,167
Guangdong Investment Ltd.	156,000	316,661
Guangzhou R&F Properties Co. Ltd., Class H	31,200	38,424
Hualan Biological Engineering Inc., Class A	10,140	55,833
Hundsun Technologies Inc., Class A	7,800	113,376
Inner Mongolia Yitai Coal Co. Ltd., Class B	37,000	22,866
Kaisa Group Holdings Ltd.	78,000	29,073
Kingboard Holdings Ltd.	39,000	93,898
Kingdee International Software Group Co. Ltd.	78,000	110,792
Kunlun Energy Co. Ltd.	156,000	99,202
KWG Group Holdings Ltd.	39,000	56,084
Lee & Man Paper Manufacturing Ltd.	80,000	48,153
Li Ning Co. Ltd.	78,000	240,148
Luye Pharma Group Ltd.(b)	117,000	55,691
New Hope Liuhe Co. Ltd., Class A	23,400	109,055
PICC Property & Casualty Co. Ltd., Class H	200,000	187,122

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai M&G Stationery Inc., Class A	7,800	$56,804
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,200	53,667
Shengyi Technology Co. Ltd., Class A	15,600	71,731
Shimao Property Holdings Ltd.	39,000	153,714
Shui On Land Ltd.	312,000	53,825
Sun Art Retail Group Ltd.	78,000	126,900
Towngas China Co. Ltd.	78,000	37,815
Want Want China Holdings Ltd.	234,000	163,831
Weichai Power Co. Ltd., Class A	46,899	89,023
Xinyi Solar Holdings Ltd.	156,000	95,863
Yuexiu Property Co. Ltd.	468,000	86,630
Yum China Holdings Inc.	9,282	449,806
Zhuzhou CRRC Times Electric Co. Ltd., Class H	15,600	46,949
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	92,400	72,604

		8,863,203

Denmark — 0.1%
H Lundbeck A/S	1,950	71,035

Egypt — 0.0%
Eastern Co. SAE	27,566	21,213

Finland — 0.4%
Elisa OYJ	3,432	208,403
Nokian Renkaat OYJ	2,652	56,744
Orion OYJ, Class B	2,418	122,834

		387,981

France — 1.7%
Atos SE	1,716	122,283
BioMerieux	1,248	154,874
Cie. Generale des Etablissements Michelin SCA	4,368	426,278
Eurazeo SE	936	44,760
Eutelsat Communications SA	5,616	62,988
Faurecia SE	2,262	81,908
Peugeot SA	12,246	175,376
Sartorius Stedim Biotech	780	187,099
SCOR SE	4,524	127,347
STMicroelectronics NV	14,664	380,818

		1,763,731

Germany — 0.8%
Carl Zeiss Meditec AG, Bearer	1,482	146,010
Covestro AG(b)	3,850	129,375
Deutsche Lufthansa AG, Registered(c)(d)	6,552	58,545
Fraport AG Frankfurt Airport Services Worldwide	1,170	51,311
Hannover Rueck SE	1,560	248,611
METRO AG	4,212	36,575
Puma SE	1,716	107,848

		778,275

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 0.8%
Hang Lung Properties Ltd.	78,000	163,241
Hongkong Land Holdings Ltd.	31,200	131,352
Kerry Properties Ltd.	39,000	104,604
Sino Land Co. Ltd.	156,000	212,941
Swire Pacific Ltd., Class A	4,500	28,843
Swire Properties Ltd.	46,800	128,177
Wharf Real Estate Investment Co. Ltd.	14,000	57,736

Security	Shares	Value

Hong Kong (continued)
Wheelock & Co. Ltd.	5,000	$35,731

		862,625

India — 1.5%
Colgate-Palmolive India Ltd.	3,042	59,106
Divi’s Laboratories Ltd.	3,042	94,503
Dr. Reddy’s Laboratories Ltd.	2,652	139,011
GAIL India Ltd.	47,215	60,170
HDFC Asset Management Co. Ltd.(b)	778	26,219
Hindustan Petroleum Corp. Ltd.	19,032	55,833
Info Edge India Ltd.	1,950	66,154
Infosys Ltd.	81,354	775,135
Oil & Natural Gas Corp. Ltd.	37,362	39,753
Petronet LNG Ltd.	15,522	50,228
REC Ltd.	21,450	27,293
Tech Mahindra Ltd.	9,984	72,625
Wipro Ltd.	22,074	56,129

		1,522,159

Indonesia — 0.2%
Adaro Energy Tbk PT	444,600	27,498
Indofood CBP Sukses Makmur Tbk PT	93,600	62,138
Indofood Sukses Makmur Tbk PT	109,200	47,901
Kalbe Farma Tbk PT	795,600	77,019

		214,556

Ireland — 0.2%
Steris PLC	1,716	244,530

Japan — 3.2%
AGC Inc.	7,800	196,869
Alfresa Holdings Corp.	7,800	157,408
Brother Industries Ltd.	8,200	140,788
Daicel Corp.	7,800	63,897
Electric Power Development Co. Ltd.	7,800	157,554
JTEKT Corp.	7,800	58,062
Konica Minolta Inc.	15,600	61,417
Marubeni Corp.	46,800	229,328
Medipal Holdings Corp.	8,200	160,572
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,600	75,713
NEC Corp.	8,100	315,486
Nippon Telegraph & Telephone Corp.	31,200	712,784
Obayashi Corp.	7,800	69,440
Sekisui Chemical Co. Ltd.	7,800	99,930
Stanley Electric Co. Ltd.	7,800	180,530
Sumitomo Rubber Industries Ltd.	7,800	76,807
Teijin Ltd.	7,800	125,824
Tohoku Electric Power Co. Inc.	7,800	73,890
Tokyo Electric Power Co. Holdings Inc.(c)	46,800	158,867
Toppan Printing Co. Ltd.	7,800	117,582
Tosoh Corp.	7,800	96,939

		3,329,687

Malaysia — 0.0%
AirAsia Group Bhd	85,800	16,262
Sime Darby Bhd	54,600	25,395

		41,657

Mexico — 0.1%
Fibra Uno Administracion SA de CV	54,600	45,336
Megacable Holdings SAB de CV, CPO	7,800	19,678

		65,014

Netherlands — 2.1%
AerCap Holdings NV(c)	3,432	96,508

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	26,442	$641,796
Koninklijke Philips NV	21,762	946,643
Koninklijke Vopak NV	1,794	103,397
NN Group NV	7,644	221,117
Randstad NV	2,808	112,659

		2,122,120

New Zealand — 0.1%
Mercury NZ Ltd.	26,364	74,251

Philippines — 0.1%
Globe Telecom Inc.	3,120	135,916
Robinsons Land Corp.	54,600	16,290

		152,206

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(c)	32,058	31,910

Qatar — 0.3%
Barwa Real Estate Co.	32,117	25,054
Mesaieed Petrochemical Holding Co.	109,200	53,612
Ooredoo QPSC	34,939	60,990
Qatar Electricity & Water Co. QSC	7,090	29,201
Qatar Fuel QSC	11,150	48,690
Qatar International Islamic Bank QSC	25,818	56,477

		274,024

Russia — 0.8%
Gazprom PJSC	166,320	427,334
Gazprom PJSC, ADR	35,334	179,355
Inter RAO UES PJSC	858,000	58,013
Magnitogorsk Iron & Steel Works PJSC	78,000	42,466
Surgutneftegas PJSC, ADR	12,684	63,344
Surgutneftegas PJSC, ADR, New	4,710	22,843

		793,355

Saudi Arabia — 0.3%
Advanced Petrochemical Co.	3,354	39,882
Bupa Arabia for Cooperative Insurance Co.	624	17,848
Etihad Etisalat Co.(c)	7,410	54,958
Jarir Marketing Co.	1,638	64,386
Saudi Cement Co.	2,028	28,462
Saudi Telecom Co.	4,836	116,682

		322,218

Singapore — 0.3%
BOC Aviation Ltd.(b)	7,800	51,517
ComfortDelGro Corp. Ltd.	70,200	82,283
Mapletree Commercial Trust	54,600	76,022
Singapore Exchange Ltd.	11,300	77,463
Yangzijiang Shipbuilding Holdings Ltd.	93,600	65,494

		352,779

South Africa — 0.7%
Anglo American Platinum Ltd.	1,482	78,803
AngloGold Ashanti Ltd.	10,296	260,526
Exxaro Resources Ltd.	5,850	34,342
Gold Fields Ltd.	19,266	148,778
Impala Platinum Holdings Ltd.	18,018	110,080
Kumba Iron Ore Ltd.	2,886	55,427
Momentum Metropolitan Holdings	21,372	20,365
Telkom SA SOC Ltd.	6,942	7,794

		716,115

South Korea — 1.5%
Coway Co. Ltd.	1,326	66,820

Security	Shares	Value

South Korea (continued)
Daelim Industrial Co. Ltd.	468	$33,839
GS Holdings Corp.	1,482	46,888
Hankook Tire & Technology Co. Ltd.	2,808	48,972
Kia Motors Corp.	5,850	142,355
LG Corp.	2,886	146,852
LG Uplus Corp.	2,262	24,784
SK Hynix Inc.	13,494	926,954
SK Telecom Co. Ltd.	468	81,236

		1,518,700

Spain — 0.1%
Mapfre SA	43,680	79,945

Sweden — 0.2%
Boliden AB	6,552	134,364
ICA Gruppen AB	2,340	102,108

		236,472

Switzerland — 3.9%
Adecco Group AG, Registered	3,978	174,387
Baloise Holding AG, Registered	1,252	187,446
Coca-Cola HBC AG	4,914	124,895
Pargesa Holding SA, Bearer	1,170	83,221
Roche Holding AG, NVS	8,346	2,900,757
Sonova Holding AG, Registered	1,716	309,899
Swisscom AG, Registered	468	243,322

		4,023,927

Taiwan — 1.3%
Asia Cement Corp.	78,000	115,151
Compal Electronics Inc.	234,000	150,300
Formosa Taffeta Co. Ltd.	78,000	89,315
Inventec Corp.	156,000	123,283
Lite-On Technology Corp.	78,000	121,971
Novatek Microelectronics Corp.	11,000	68,989
Phison Electronics Corp.	4,000	38,539
Pou Chen Corp.	78,000	73,970
Synnex Technology International Corp.	82,000	110,026
United Microelectronics Corp.	390,000	203,941
Winbond Electronics Corp.	234,000	110,168
Wistron Corp.	156,000	148,202

		1,353,855

Thailand — 0.3%
Electricity Generating PCL, NVDR	7,800	68,948
Intouch Holdings PCL, NVDR	54,600	90,283
PTT Exploration & Production PCL, NVDR	31,200	81,484
Ratch Group PCL, NVDR	7,800	16,031

		256,746

United Arab Emirates — 0.2%
Aldar Properties PJSC	180,024	89,201
Emaar Malls PJSC	53,352	18,737
Emaar Properties PJSC	61,074	45,393

		153,331

United Kingdom — 4.1%
3i Group PLC	25,662	253,771
Barratt Developments PLC	28,080	183,823
Berkeley Group Holdings PLC	3,612	190,577
Burberry Group PLC	10,764	188,723
Carnival PLC	4,836	66,824
Direct Line Insurance Group PLC	21,372	73,460
Fiat Chrysler Automobiles NV	27,222	239,007
Hargreaves Lansdown PLC	7,332	133,221

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
J Sainsbury PLC	43,290	$108,170
JD Sports Fashion PLC	15,678	104,691
Kingfisher PLC	42,588	84,499
Marks & Spencer Group PLC	33,604	39,038
Meggitt PLC	22,152	78,041
Pearson PLC	23,322	135,260
Persimmon PLC	8,826	245,476
Rio Tinto PLC	25,818	1,199,878
Segro PLC	28,626	299,547
Smith & Nephew PLC	16,770	329,561
Taylor Wimpey PLC	88,296	163,773
Wm Morrison Supermarkets PLC	60,450	139,535

		4,256,875

United States — 55.9%
Accenture PLC, Class A	8,814	1,632,265
Acuity Brands Inc.	1,482	128,326
Advance Auto Parts Inc.	1,560	188,620
Aflac Inc.	18,642	694,228
Agilent Technologies Inc.	7,410	568,051
Akamai Technologies Inc.(c)	4,134	403,933
Alleghany Corp.	344	183,596
Alliant Energy Corp.	5,694	276,444
Allstate Corp. (The)	7,488	761,679
Ally Financial Inc.	10,686	175,144
Ameren Corp.	6,474	470,983
ANSYS Inc.(c)	2,106	551,414
Aon PLC	5,694	983,183
Apple Inc.	1,638	481,244
Arch Capital Group Ltd.(c)	9,828	236,167
Archer-Daniels-Midland Co.	12,948	480,889
Arrow Electronics Inc.(c)	1,794	112,878
Assurant Inc.	1,326	140,874
Athene Holding Ltd., Class A(c)	2,808	75,816
Atmos Energy Corp.	3,612	368,316
Autoliv Inc.	468	28,089
AutoZone Inc.(c)	546	557,095
Baxter International Inc.	11,700	1,038,726
Best Buy Co. Inc.	6,006	460,840
Biogen Inc.(c)	4,446	1,319,706
Bio-Rad Laboratories Inc., Class A(c)	390	171,639
Black Knight Inc.(c)(d)	2,652	187,152
Booz Allen Hamilton Holding Corp.	2,964	217,676
BorgWarner Inc.	5,070	144,850
Brown & Brown Inc.	5,712	205,118
Bunge Ltd.	2,106	83,545
Burlington Stores Inc.(c)	1,716	313,496
Cadence Design Systems Inc.(c)	7,410	601,173
Camden Property Trust.	2,184	192,345
Cardinal Health Inc.	6,396	316,474
CDW Corp./DE	4,056	449,405
Cerner Corp.	7,254	503,355
CH Robinson Worldwide Inc.	3,744	265,450
Chipotle Mexican Grill Inc.(c)	624	548,215
Cincinnati Financial Corp.	3,120	205,296
Cooper Companies Inc. (The)	1,170	335,439
Copart Inc.(c)	5,382	431,152
Cummins Inc.	3,588	586,638
Darden Restaurants Inc.	3,120	230,225
Delta Air Lines Inc.	4,290	111,154
Discovery Inc., Class A(c)(d)	3,978	89,187

Security	Shares	Value

United States (continued)
Discovery Inc., Class C, NVS(c)	7,410	$151,238
Dollar General Corp.	6,162	1,080,199
Dover Corp.	3,042	284,883
Eaton Vance Corp., NVS	3,042	111,641
EPAM Systems Inc.(c)	1,326	292,900
Equitable Holdings Inc.	8,424	154,328
Erie Indemnity Co., Class A, NVS	702	124,998
Everest Re Group Ltd.	1,092	189,058
Expeditors International of Washington Inc.	4,446	318,356
F5 Networks Inc.(c)	1,248	173,796
FactSet Research Systems Inc.	780	214,500
Fastenal Co.	15,132	548,081
Fidelity National Financial Inc.	7,176	194,111
Flex Ltd.(c)	13,806	134,747
FLIR Systems Inc.	3,822	165,875
Franklin Resources Inc.	5,304	99,927
Gap Inc. (The)(d)	6,240	50,669
Garmin Ltd.	3,042	246,889
Globe Life Inc.(d)	2,496	205,521
Hartford Financial Services Group Inc. (The)	8,658	328,917
HCA Healthcare Inc.	6,708	737,075
HD Supply Holdings Inc.(c)	2,574	76,396
Healthpeak Properties Inc.	10,296	269,137
Henry Schein Inc.(c)	3,276	178,739
Hewlett Packard Enterprise Co.	31,278	314,657
HollyFrontier Corp.	4,524	149,473
Hormel Foods Corp.	7,098	332,541
HP Inc.	31,434	487,541
Huntington Ingalls Industries Inc.	1,014	194,090
IDEX Corp.	1,794	275,612
Ingredion Inc.	1,872	152,006
Intel Corp.	50,934	3,055,021
Intuit Inc.	6,084	1,641,524
Jack Henry & Associates Inc.	1,560	255,138
Jacobs Engineering Group Inc.	3,354	277,543
Jazz Pharmaceuticals PLC(c)	1,404	154,791
JB Hunt Transport Services Inc.	1,950	197,184
JM Smucker Co. (The)	2,964	340,593
Jones Lang LaSalle Inc.	1,326	139,999
Juniper Networks Inc.	8,658	187,013
Keysight Technologies Inc.(c)	4,134	400,047
Kimco Realty Corp.(d)	10,140	110,627
Kohl’s Corp.	4,524	83,513
Kroger Co. (The)	19,032	601,601
Laboratory Corp. of America Holdings(c)	1,950	320,677
Lear Corp.	1,092	106,634
Lennox International Inc.(d)	1,014	189,294
Lincoln National Corp.	5,226	185,366
Loews Corp.(d)	6,942	240,610
Lululemon Athletica Inc.(c)	2,808	627,532
LyondellBasell Industries NV, Class A	7,020	406,809
ManpowerGroup Inc.	1,404	104,233
MarketAxess Holdings Inc.	920	418,609
Masco Corp.	5,070	208,073
Maxim Integrated Products Inc.	6,396	351,652
Medical Properties Trust Inc.	9,516	163,104
Mettler-Toledo International Inc.(c)	624	449,243
Micron Technology Inc.(c)	27,222	1,303,662
Microsoft Corp.	1,404	251,611
Motorola Solutions Inc.	4,134	594,511

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
MSCI Inc.	2,106	$688,662
National Retail Properties Inc.	3,978	129,842
News Corp., Class A, NVS	6,942	68,795
Nordstrom Inc.	3,198	60,058
NRG Energy Inc.	7,332	245,842
NVR Inc.(c)	82	254,200
OGE Energy Corp.	5,148	162,265
Old Dominion Freight Line Inc.	2,583	375,284
Owens Corning	3,042	131,901
Paychex Inc.	8,190	561,179
Perrigo Co. PLC	2,964	157,981
Pinnacle West Capital Corp.	2,262	174,151
Progressive Corp. (The)	15,054	1,163,674
PulteGroup Inc.	5,382	152,149
PVH Corp.	1,638	80,639
Qorvo Inc.(c)	2,574	252,329
Quest Diagnostics Inc.	3,588	395,075
Ralph Lauren Corp.	1,404	103,587
Reinsurance Group of America Inc.	1,555	162,777
ResMed Inc.	3,510	545,173
Robert Half International Inc.	3,276	154,857
Rollins Inc.	6,084	243,360
Ross Stores Inc.	9,360	855,130
Seagate Technology PLC	5,694	284,415
SEI Investments Co.	3,510	178,870
Skyworks Solutions Inc.	4,290	445,645
Snap-on Inc.	1,092	142,277
Southwest Airlines Co.	3,900	121,875
Spirit AeroSystems Holdings Inc., Class A	2,418	53,583
Synopsys Inc.(c)	3,900	612,768
T Rowe Price Group Inc.	6,084	703,493
Target Corp.	12,246	1,343,876
TE Connectivity Ltd.	8,034	590,178
Teledyne Technologies Inc.(c)	624	203,218
Teradyne Inc.	4,446	278,053
Textron Inc.	5,616	148,038
Tractor Supply Co.	2,652	268,992
Travelers Companies Inc. (The)	5,616	568,395
TripAdvisor Inc.	3,042	60,749
Tyson Foods Inc., Class A	6,474	402,618
Ulta Beauty Inc.(c)	1,326	288,962
United Airlines Holdings Inc.(c)	1,560	46,145
United Rentals Inc.(c)(d)	1,716	220,506
Universal Health Services Inc., Class B	1,794	189,608
Unum Group	5,772	100,721
Varian Medical Systems Inc.(c)	2,262	258,728
VEREIT Inc.	22,542	123,530
Voya Financial Inc.	4,758	214,919
WABCO Holdings Inc.(c)	1,170	157,225
Walgreens Boots Alliance Inc.	18,330	793,506
Waters Corp.(c)	1,638	306,306
West Pharmaceutical Services Inc.	1,638	310,008

Security	Shares	Value

United States (continued)
Western Union Co. (The)	9,126	$174,033
Whirlpool Corp.	1,170	130,736
WR Berkley Corp.	3,588	193,752
WW Grainger Inc.	1,326	365,419
Xerox Holdings Corp.(c)	4,836	88,450

		57,600,112

Total Common Stocks — 99.1% (Cost: $108,898,159)		102,146,221

Preferred Stocks

Brazil — 0.2%
Itausa-Investimentos Itau SA, Preference Shares, NVS	85,876	142,775
Telefonica Brasil SA, Preference Shares, NVS	7,800	65,777

		208,552

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, NVS	3,588	180,895

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	163,800	80,495

Total Preferred Stocks — 0.5% (Cost: $667,552)		469,942

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	994,447	995,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	150,000	150,000

		1,145,540

Total Short-Term Investments — 1.1% (Cost: $1,143,591)		1,145,540

Total Investments in Securities — 100.7% (Cost: $110,709,302)		103,761,703

Other Assets, Less Liabilities — (0.7)%		(711,582)

Net Assets — 100.0%		$103,050,121

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Global ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	343,737	650,710	994,447	$995,540	$4,159	(b)	$(1,971)	$1,862
BlackRock Cash Funds: Treasury, SL Agency Shares	65,000	85,000	150,000	150,000	1,338		—	—

				$1,145,540	$5,497		$(1,971)	$1,862

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	1	05/28/20	$64	$2,333
MSCI EAFE E-Mini	2	06/19/20	164	9,986
S&P 500 E-Mini	1	06/19/20	145	15,034

				$27,353

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$93,292,495	$8,520,413	$333,313	$102,146,221
Preferred Stocks	469,942	—	—	469,942
Money Market Funds	1,145,540	—	—	1,145,540

	$94,907,977	$8,520,413	$333,313	$103,761,703

Derivative financial instruments(a)
Assets
Futures Contracts	$27,353	$—	$—	$27,353

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

6